Stock Option Plan (Details) - Schedule of stock option plan exercised option - Blade Therapeutics, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option Plan (Details) - Schedule of stock option plan exercised option [Line Items]
Weighted Average Shares Available for Grant, Beginning Outstanding	5,151,841		4,032,081
Weighted Average Number of Options Outstanding, Beginning Outstanding	17,468,983		14,028,646
Weighted Average Exercise Price, Beginning Outstanding (in Dollars per share)	$ 0.33		$ 0.26
Weighted Average Remaining Contractual Term (in years), Beginning Outstanding			8 years 10 months 6 days
Weighted Average Aggregate Intrinsic Value, Beginning Outstanding (in Dollars)	$ 2,794		$ 1,197
Weighted Average Shares Available for Grant, Shares authorized		4,200,000	5,000,000
Weighted Average Shares Available for Grant, Granted		(7,980,914)	(5,957,116)
Weighted Average Number of Options Outstanding, Granted		7,980,914	5,957,116
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 0.51	$ 0.47
Weighted Average Number of Options Outstanding, Exercised		(2,147,445)	(473,594)
Weighted Average Exercise Price, Exercised (in Dollars per share)		$ 0.23	$ 0.21
Weighted Average Shares Available for Grant, Forfeited		1,749,610	2,043,185
Weighted Average Number of Options Outstanding, Forfeited		(1,749,610)	(2,043,185)
Weighted Average Exercise Price, Forfeited (in Dollars per share)		$ 0.31	$ 0.32
Weighted Average Shares Available for Grant, Repurchased			33,691
Weighted Average Exercise Price, Repurchased (in Dollars per share)			$ 0.14
Weighted Average Shares Available for Grant, Ending Outstanding	3,120,537	5,151,841
Weighted Average Number of Options Outstanding, Ending Outstanding	21,552,842	17,468,983
Weighted Average Exercise Price, Ending Outstanding (in Dollars per share)	$ 0.41	$ 0.33
Weighted Average Remaining Contractual Term (in years), Ending Outstanding	7 years 6 months 3 days	7 years 9 months 3 days
Weighted Average Aggregate Intrinsic Value, Ending Outstanding (in Dollars)	$ 3,073	$ 2,794
Weighted Average Number of Options Outstanding, Exercisable	9,000,500
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 0.33
Weighted Average Remaining Contractual Term (in years), Exercisable	5 years 6 months 21 days
Weighted Average Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 2,008